Note 14 - Income Tax: Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Details
Book Income (loss)	$ (1,504,600)	$ (583,800)
Meals and Entertainment	1,600	1,000
Depreciation	(300)	(1,500)
Other Nondeductible Expense	77,900	394,900
Payroll accrual	6,000
Related party accruals	(500)	500
Valuation allowance	1,419,900	188,900
Provision for income taxes